IFRS 7 Disclosure - Market Risk - Structural Balance Sheet Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Hundred basis point increase [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	$ (883.4)	$ (1,079.2)
Pre tax earnings sensitivity over the next twelve month	46.6	136.5
Hundred basis point decrease [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	215.6	626.5
Pre tax earnings sensitivity over the next twelve month	$ (80.3)	$ (304.1)